UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 3/31/2016

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 105.6%

Consumer Discretionary – 15.7%
Auto Components - 3.2%
Drew Industries [1]	32,800	$2,114,288
Fox Factory Holding [2]	2,300	36,363
Fuel Systems Solutions [2]	71,000	392,630
Motorcar Parts of America [2]	83,700	3,178,926
Sebang Global Battery	50,500	1,878,957
Standard Motor Products	61,853	2,143,206
Unique Fabricating	3,500	43,225

		9,787,595

Distributors - 1.2%
Fenix Parts [2]	444,200	2,043,320
Weyco Group	59,600	1,586,552

		3,629,872

Diversified Consumer Services - 2.1%
American Public Education [2]	73,200	1,510,116
Capella Education	1,300	68,432
Collectors Universe	96,100	1,595,260
Liberty Tax Cl. A [1]	98,900	1,937,451
Lincoln Educational Services [2]	100,000	248,000
Universal Technical Institute	270,000	1,163,700

		6,522,959

Hotels, Restaurants & Leisure - 1.1%
Century Casinos [2]	158,100	973,896
Lindblad Expeditions Holdings [2]	234,000	2,325,960

		3,299,856

Household Durables - 2.6%
Cavco Industries [1,2,3]	20,891	1,952,473
Ethan Allen Interiors [1]	50,100	1,594,182
Flexsteel Industries [1]	16,500	720,720
iRobot Corporation [1,2]	15,000	529,500
Lifetime Brands [1,3]	130,794	1,971,066
Stanley Furniture [2]	193,468	512,690
Universal Electronics [2]	15,100	936,049

		8,216,680

Internet & Catalog Retail - 1.0%
Blue Nile [1]	44,400	1,141,524
FTD Companies [1,2]	70,700	1,855,875

		2,997,399

Leisure Products - 1.2%
Black Diamond [2]	195,926	885,586
Nautilus [2]	111,500	2,154,180
Smith & Wesson Holding Corporation [1,2]	26,400	702,768
Sturm, Ruger & Co.	600	41,028

		3,783,562

Media - 0.5%
McClatchy Company (The) Cl. A [2]	593,136	622,793
New Media Investment Group	52,800	878,592

		1,501,385

Specialty Retail - 1.4%
Destination Maternity	228,200	1,560,888
Haverty Furniture	30,300	641,148
Kirkland’s	7,900	138,329
MarineMax [2]	5,400	105,138
Shoe Carnival [1]	31,628	852,691
Stage Stores [1]	15,000	120,900
TravelCenters of America LLC [2]	5,400	36,558
West Marine [2]	86,000	781,740

		4,237,392

Textiles, Apparel & Luxury Goods - 1.4%
Crown Crafts	112,159	1,037,471
Culp	32,900	862,638
J.G. Boswell Company [4]	2,490	1,556,250
YGM Trading	1,482,000	918,924

		4,375,283

Total		48,351,983

Consumer Staples – 3.0%
Beverages - 0.1%
Crimson Wine Group [2,4]	58,124	485,335

Food Products - 2.9%
Binggrae	18,078	1,097,074
Farmer Bros. [1,2]	45,100	1,256,937
John B. Sanfilippo & Son	18,000	1,243,620
Landec Corporation [2]	75,610	793,905
Seneca Foods Cl. A [2]	51,400	1,785,636
Seneca Foods Cl. B [2]	42,500	1,625,200
SunOpta [2]	185,681	828,137
Waterloo Investment Holdings [2,5]	806,207	225,738

		8,856,247

Total		9,341,582

Energy – 4.8%
Energy Equipment & Services - 1.8%
Aspen Aerogels [2]	94,985	427,433
Canadian Energy Services & Technology	25,000	61,405
CARBO Ceramics [2]	35,000	497,000
Dawson Geophysical [2]	73,654	336,599
Era Group [2]	226,435	2,123,960
Geospace Technologies [1,2]	9,500	117,230
Matrix Service [1,2]	25,300	447,810
Newpark Resources [2]	11,200	48,384
North American Energy Partners	50,000	102,000
Pioneer Energy Services [1,2]	57,500	126,500
TerraVest Capital	84,000	400,354
Tesco Corporation [1,2]	58,000	499,380
Unit Corporation [2]	31,000	273,110

		5,461,165

Oil, Gas & Consumable Fuels - 3.0%
Ardmore Shipping	103,000	870,350
Cross Timbers Royalty Trust	67,631	1,025,286
Dorchester Minerals L.P.	106,127	1,208,786
Dorian LPG [2]	50,000	470,000
Hugoton Royalty Trust [2]	279,972	383,562
Panhandle Oil & Gas Cl. A	5,000	86,550
Permian Basin Royalty Trust	266,333	1,640,611
Sabine Royalty Trust	59,548	1,762,621
San Juan Basin Royalty Trust	203,407	1,047,546
StealthGas [2]	220,085	776,900

		9,272,212

Total		14,733,377

Financials – 17.0%
Banks - 2.1%
Bank of N.T. Butterfield & Son	438,100	740,389
Blue Hills Bancorp	50,000	683,500
Bryn Mawr Bank	25,000	643,250
Caribbean Investment Holdings [2]	735,647	79,243
Chemung Financial [1]	31,000	816,850
Fauquier Bankshares [1]	140,200	2,112,814
Live Oak Bancshares	30,900	463,500
Park Sterling	6,300	42,021
Peapack-Gladstone Financial	45,606	770,741

		6,352,308

Capital Markets - 8.4%
ASA Gold and Precious Metals	206,150	2,110,976
Cowen Group [2]	100,000	381,000
Diamond Hill Investment Group [1]	5,579	989,491
Dundee Corporation Cl. A [2]	435,000	2,009,625
EQT Holdings	43,150	439,919
Fiera Capital Cl. A	78,000	810,779
INTL FCStone [1,2]	33,127	885,485
JMP Group LLC	142,800	746,844
JZ Capital Partners	247,999	1,419,411
Manning & Napier Cl. A	170,600	1,376,742
Medley Management Cl. A	153,400	843,700
MVC Capital [1]	372,400	2,778,104
OHA Investment	204,620	693,662
Queen City Investments [4]	948	1,232,400
Silvercrest Asset Management
Group Cl. A	213,600	2,721,264
Sprott	1,454,933	2,845,451
U.S. Global Investors Cl. A	646,254	1,118,019
Urbana Corporation	237,600	347,596
Westwood Holdings Group [1]	12,400	727,260
ZAIS Group Holdings Cl. A [1,2,3]	262,960	1,277,986

		25,755,714

Consumer Finance - 0.2%
EZCORP Cl. A [1,2,3]	201,000	596,970
J.G. Wentworth Company Cl. A [2]	135,000	164,700

		761,670

Diversified Financial Services - 1.7%
Banca Finnat Euramerica	860,000	373,823
GAIN Capital Holdings	25,000	164,000
PICO Holdings [1,2,3]	153,700	1,572,351
Value Line	165,672	2,655,722
Warsaw Stock Exchange	52,900	555,768

		5,321,664

Insurance - 1.5%
Hallmark Financial Services [2]	114,000	1,311,000
Independence Holding Company	100,080	1,593,273
State Auto Financial [1]	61,264	1,351,484
United Fire Group [1]	6,000	262,920

		4,518,677

Real Estate Investment Trusts (REITs) - 0.5%
BRT Realty Trust [2]	230,331	1,600,801

Real Estate Management & Development - 2.6%
AV Homes [2]	87,400	992,864
Forestar Group [1,2]	53,000	691,120
FRP Holdings [1,2,3]	71,800	2,556,080
Griffin Industrial Realty	47,746	1,172,642
Hopefluent Group Holdings	1,400,000	337,487
Marcus & Millichap [2]	1,800	45,702
Tejon Ranch [1,2]	115,162	2,368,882
Tejon Ranch (Warrants) [2]	13,146	1

		8,164,778

Total		52,475,612

Health Care – 15.3%
Biotechnology - 4.3%
Abeona Therapeutics [2]	376,321	963,382
Aquinox Pharmaceuticals [1,2]	96,167	848,193
ARIAD Pharmaceuticals [1,2,3]	114,102	729,112
Avalanche Biotechnologies [2]	193,346	999,599
BioCryst Pharmaceuticals [2]	160,000	452,800
ChemoCentryx [2]	32,900	81,921
Fortress Biotech [2]	147,400	456,940
Invitae Corporation [2]	156,412	1,600,095
Keryx Biopharmaceuticals [2]	281,725	1,315,656
Kindred Biosciences [2]	148,000	510,600
Progenics Pharmaceuticals [2]	6,500	28,340
Sangamo BioSciences [2]	191,785	1,160,299
Stemline Therapeutics [2]	174,179	811,674
Versartis [2]	39,592	317,528
Zealand Pharma [2]	151,000	3,112,926

		13,389,065

Health Care Equipment & Supplies - 6.7%
Analogic Corporation	17,200	1,358,972
AngioDynamics [1,2]	106,061	1,303,490
Antares Pharma [2]	406,900	354,044
Atrion Corporation [1]	7,277	2,877,035
Cerus Corporation [1,2,3]	140,000	830,200
Derma Sciences [2]	177,100	549,010
Exactech [1,2,3]	128,500	2,603,410
Inogen [2]	5,400	242,892
Invacare Corporation [1]	44,300	583,431
STRATEC Biomedical	14,000	678,882
SurModics [2]	282,000	5,191,620
Symmetry Surgical [2]	2,975	29,333
Syneron Medical [2]	69,200	505,852
TearLab Corporation [2]	85,000	53,550
Trinity Biotech ADR Cl. A [2]	100,500	1,171,830
Utah Medical Products	38,100	2,382,774

		20,716,325

Health Care Providers & Services - 3.1%
Aceto Corporation [1]	79,600	1,875,376
BioTelemetry [2]	49,700	580,496
CorVel Corporation [1,2,3]	36,000	1,419,120
Cross Country Healthcare [2]	175,400	2,039,902
Landauer	33,743	1,115,881
National Research Cl. A	40,033	622,513
PharMerica Corporation [1,2,3]	40,000	884,400
Psychemedics Corporation	37,500	515,625
U.S. Physical Therapy	12,600	626,598

		9,679,911

Health Care Technology - 0.2%
Connecture [2]	20,000	51,200
Vocera Communications [2]	33,100	422,025

		473,225

Pharmaceuticals - 1.0%
Agile Therapeutics [1,2,3]	80,000	496,800
Lipocine [2]	90,467	918,240
Theravance Biopharma [2]	83,509	1,569,969

		2,985,009

Total		47,243,535

Industrials – 15.7%
Aerospace & Defense - 0.4%
Astronics Corporation [2]	1,800	68,670
CPI Aerostructures [2]	9,500	69,635
FLYHT Aerospace Solutions [2]	1,916,800	243,520
Innovative Solutions and Support [2]	142,828	375,638
SIFCO Industries [2]	45,800	425,482
Vectrus [2]	1,900	43,225

		1,226,170

Air Freight & Logistics - 0.2%
Frontier Services Group [2]	3,009,086	535,304

Building Products - 1.5%
Burnham Holdings Cl. A [4]	117,000	1,931,670
DIRTT Environmental Solutions [2]	96,000	399,153
Insteel Industries	47,100	1,439,847
Patrick Industries [2]	16,900	767,091

		4,537,761

Commercial Services & Supplies - 1.7%
Atento [2]	145,701	1,193,291
CompX International Cl. A	107,500	1,128,750
Heritage-Crystal Clean [1,2]	249,777	2,482,784
Team [1,2]	17,500	531,650

		5,336,475

Construction & Engineering - 2.7%
Ameresco Cl. A [2]	275,700	1,315,089
Integrated Electrical Services [2]	343,504	5,039,204
Layne Christensen [1,2]	50,000	359,500
Northwest Pipe [2]	108,600	1,001,292
NV5 Holdings [2]	26,600	713,678

		8,428,763

Electrical Equipment - 1.2%
Encore Wire [1]	3,400	132,362
LSI Industries	143,012	1,680,391
Orion Energy Systems [2]	170,000	236,300
Powell Industries	23,000	685,630
Power Solutions International [1,2]	7,100	97,980
Preformed Line Products	20,743	757,534

		3,590,197

Industrial Conglomerates - 0.7%
Raven Industries [1]	129,159	2,069,127

Machinery - 4.2%
Chart Industries [2]	2,400	52,128
CIRCOR International [1]	1,100	51,029
Columbus McKinnon	5,300	83,528
Eastern Company (The)	39,750	652,695
Federal Signal	3,200	42,432
Foster (L.B.) Company [1]	99,300	1,803,288
Graham Corporation [1]	81,150	1,615,697
Hurco Companies	57,266	1,889,205
Kadant	36,400	1,643,824
Luxfer Holdings ADR	59,712	633,544
Lydall [2]	4,900	159,348
NN	103,900	1,421,352
Pfeiffer Vacuum Technology	6,000	672,977
Sun Hydraulics	8,200	272,158
Tennant Company [1]	38,500	1,981,980
Twin Disc [2]	11,700	118,521

		13,093,706

Marine - 0.1%
Clarkson	13,000	414,501

Professional Services - 1.5%
Acacia Research [1,2]	213,200	808,028
CBIZ [2]	47,000	474,230
Franklin Covey [2]	40,100	705,359
Heidrick & Struggles International	46,300	1,097,310
Kforce [1]	4,700	92,026
Navigant Consulting [2]	5,100	80,631
Resources Connection	20,000	311,200
RPX Corporation [2]	100,000	1,126,000

		4,694,784

Road & Rail - 0.6%
Marten Transport	3,300	61,776
Patriot Transportation Holding [1,2]	29,460	595,681
Universal Truckload Services [1]	77,600	1,278,072

		1,935,529

Trading Companies & Distributors - 0.7%
Central Steel & Wire [4]	788	323,080
Houston Wire & Cable	249,918	1,746,927

		2,070,007

Transportation Infrastructure - 0.2%
Touax [2]	53,197	541,769

Total		48,474,093

Information Technology – 25.4%
Communications Equipment - 2.0%
ADTRAN	27,500	556,050
Alliance Fiber Optic Products [2]	84,400	1,248,276
Applied Optoelectronics [1,2]	7,500	111,825
Bel Fuse Cl. A	67,705	890,321
CalAmp Corporation [2]	6,500	116,545
Ceragon Networks [2]	29,700	37,719
Clearfield [2]	80,200	1,288,814
ClearOne	25,000	290,000
Extreme Networks [2]	104,000	323,440
Harmonic [2]	97,000	317,190
KVH Industries [2]	8,900	84,995
Oclaro [2]	152,300	822,420
PCTEL	34,100	162,998
Sandvine Corporation	22,700	48,590

		6,299,183

Electronic Equipment, Instruments & Components - 7.8%
Agilysys [1,2,3]	170,587	1,741,693
DTS [1,2]	73,500	1,600,830
Electro Rent	171,800	1,590,868
ePlus [2]	2,700	217,377
Fabrinet [2]	2,200	71,170
FARO Technologies [1,2]	86,000	2,770,060
GSI Group [2]	6,100	86,376
HollySys Automation Technologies [2]	49,200	1,035,660
Inficon Holding	3,600	1,188,706
LRAD Corporation	853,456	1,416,737
Mercury Systems [2]	47,500	964,250
Mesa Laboratories [1]	26,500	2,553,275
Orbotech [1,2,3]	127,300	3,027,194
PC Connection	43,716	1,128,310
Perceptron [2]	8,500	41,225
Richardson Electronics	330,900	1,707,444
Rogers Corporation [1,2]	1,600	95,792
Systemax [1,2,3]	74,000	648,980
Vishay Precision Group [2]	158,000	2,213,580

		24,099,527

Internet Software & Services - 4.4%
Actua Corporation [2]	110,257	997,826
Care.com [1,2,3]	401,654	2,470,172
comScore [2]	26,105	784,194
IZEA [2]	55,630	386,629
Marchex Cl. B	85,000	378,250
QuinStreet [2]	484,300	1,656,306
RealNetworks [2]	244,000	990,640
Reis	25,000	588,750
SciQuest [2]	94,000	1,304,720
Solium Capital [2]	186,300	972,561
Spark Networks [2]	75,259	167,075
Stamps.com [2]	9,900	1,052,172
Support.com [2]	959,358	825,048
United Online [2]	85,866	990,894

		13,565,237

IT Services - 1.4%
Computer Task Group [1]	200,538	1,024,749
Hackett Group (The)	111,100	1,679,832
Innodata [2]	437,275	988,242
MoneyGram International [2]	99,203	607,122
Sykes Enterprises [2]	2,900	87,522

		4,387,467

Semiconductors & Semiconductor Equipment - 4.8%
Amtech Systems [1,2]	160,284	1,040,243
Applied Micro Circuits [2]	97,917	632,544
Brooks Automation	131,200	1,364,480
Cascade Microtech [1,2]	35,000	721,700
Daqo New Energy ADR [2]	49,900	928,639
GSI Technology [2]	92,481	379,172
Intermolecular [2]	240,000	607,200
IXYS Corporation	18,800	210,936
Kopin Corporation [2]	242,200	402,052
Kulicke & Soffa Industries [2]	88,000	996,160
MoSys [1,2,3]	684,275	444,779
Nanometrics [2]	70,800	1,121,472
Nova Measuring Instruments [2]	140,100	1,458,441
Photronics [2]	169,900	1,768,659
Rudolph Technologies [2]	2,900	39,614
Sigma Designs [2]	62,700	426,360
Silicon Motion Technology ADR	35,300	1,369,993
Ultra Clean Holdings [2]	57,000	305,520
Xcerra Corporation [2]	64,200	418,584

		14,636,548

Software - 3.8%
American Software Cl. A	85,552	769,968
BSQUARE Corporation [2]	83,675	495,356
Computer Modelling Group	330,500	2,580,381
Model N [2]	111,000	1,195,470
Monotype Imaging Holdings	15,000	358,800
PSI [2]	34,000	518,427
QAD Cl. A	1,600	34,000
Rubicon Project [2]	60,500	1,105,940
SeaChange International [2]	284,200	1,568,784
Textura Corporation [1,2]	86,600	1,613,358
TiVo [2]	151,600	1,441,716

		11,682,200

Technology Hardware, Storage & Peripherals - 1.2%
Intevac [2]	323,600	1,456,200
Kortek	135,007	1,316,306
Silicon Graphics International [2]	106,400	757,568

		3,530,074

Total		78,200,236

Materials – 6.2%
Chemicals - 1.4%
Balchem Corporation	11,775	730,286
FutureFuel Corporation	85,262	1,005,239
Quaker Chemical [1]	27,400	2,325,164
Trecora Resources [2]	10,000	96,200

		4,156,889

Construction Materials - 0.7%
Ash Grove Cement [4]	8,000	1,736,000
Monarch Cement [4]	16,303	505,556

		2,241,556

Containers & Packaging - 0.4%
UFP Technologies [2]	53,945	1,201,355

Metals & Mining - 3.7%
Alamos Gold Cl. A	236,044	1,250,420
AMG Advanced Metallurgical Group	5,000	52,537
Ampco-Pittsburgh	102,002	1,418,848
Comstock Mining [2]	1,875,000	693,750
Exeter Resource [2]	1,391,800	765,490
Haynes International [1]	15,000	547,500
Imdex [2]	525,666	86,634
MAG Silver [2]	96,050	906,712
Major Drilling Group International [2]	756,857	3,671,375
Olympic Steel	72,100	1,248,051
Pretium Resources [2]	90,000	483,003
Universal Stainless & Alloy Products [2]	9,800	99,862
Victoria Gold [2]	890,000	150,760

		11,374,942

Total		18,974,742

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
ORBCOMM [2]	18,000	182,340

Total		182,340

Utilities – 0.3%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	268,337

Independent Power & Renewable Electricity Producer - 0.0%
Alterra Power [2]	450,000	152,454

Water Utilities - 0.2%
GWR Global Water Resources	106,000	624,370

Total		1,045,161

Miscellaneous[6] – 2.1%
Total		6,296,598

TOTAL COMMON STOCKS
(Cost $327,812,686)		325,319,259

PREFERRED STOCK – 0.5%
Seneca Foods Conv. [2,4]	45,409	1,577,508

(Cost $578,719)		1,577,508

REPURCHASE AGREEMENT – 8.5%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $26,304,022 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $26,833,013)
(Cost $26,304,000)		26,304,000

TOTAL INVESTMENTS – 114.6%
(Cost $354,695,405)		353,200,767

LIABILITIES LESS CASH
AND OTHER ASSETS – (14.6)%		(45,011,079)

NET ASSETS – 100.0%		$308,189,688

[1]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2016. Total market value of pledged securities at March 31, 2016, was $75,372,372.

[2]	Non-income producing.
[3]	At March 31, 2016, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $19,495,530.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
A security for which market quotations are not readily available represents 0.1% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[6]	Includes securities first acquired in 2016 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $356,189,490. At March 31, 2016, net unrealized depreciation for all securities was $2,988,723, consisting of aggregate gross unrealized appreciation of $58,775,810 and aggregate gross unrealized depreciation of $61,764,533. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$317,323,229	$7,770,292	$225,738	$325,319,259
Preferred Stocks	–	1,577,508	–	1,577,508
Cash Equivalents	–	26,304,000	–	26,304,000

For the three months ended March 31, 2016, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $15,968,750 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/15	Gain (Loss)	Balance as of 3/31/16

Common Stocks	$225,738	$–	$225,738

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 3/31/16	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input[1]

		Discounted Present Value
Common Stocks	$225,738	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2016 is overnight and continuous.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of March 31, 2016, the Fund has outstanding borrowings of $45,000,000. During the period ended March 31, 2016, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: May 20, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 20, 2016